Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Net Debt	$ 4,282	$ 9,591	$ 7,184
Shareholders’ Equity	27,576	23,596	16,707	$ 19,201
Capitalization	$ 31,858	$ 33,187	$ 23,891
Net Debt to Capitalization	13.00%	29.00%	30.00%